UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to________________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:________________________________

Central Index Key Number of securitizer:_______________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002094268

Deephaven Residential Mortgage Trust 2026-HE1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Frank Shiau

646-452-0493

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

N/A

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Executive Summary
99.2	AMC Exception Grades
99.3	AMC Rating Agency Grades
99.4	AMC Supplemental HELOC
99.5	AMC Valuation Summary
99.6	AMC Business Purpose Report
99.7	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.8	Canopy ATR OR QM Report
99.9	Canopy Rating Agency Grades Summary
99.10	Canopy Rating Agency Grades Detail
99.11	Canopy Supplemental Data Extract
99.12	Canopy Data Compare
99.13	Canopy Valuation Report
99.14	Canopy Business Purpose Supplement
99.15	Selene Diligence LLC (“Selene”) Narrative
99.16	Selene Standard Findings Report
99.17	Selene Data Compare Report
99.18	Selene MLS
99.19	Selene Multi-Property Data Extract Report
99.20	Selene Rating Agency Grades Summary Report
99.21	Selene Rating Agency Multi-Property Valuation Report
99.22	Selene Valuation Report
99.23	Selene Business Purpose Supplement
99.24	Clayton Services LLC (“Clayton”) Narrative
99.25	Clayton Conditions Detail Report
99.26	Clayton Non ATR QM
99.27	Clayton Valuations Summary
99.28	Clayton Loan Level Tape Compare
99.29	Clayton Rating Agency ATR QM
99.30	Clayton Loan Grades
99.31	Clayton Standard Upload
99.32	Clayton Waived Conditions
99.33	Digital Risk, LLC (“Digital Risk”) Executive Summary
99.34	Digital Risk Additional Data Report
99.35	Digital Risk Exception Report
99.36	Digital Risk Rating Agency Report
99.37	Digital Risk Standard Report
99.38	Digital Risk Supplemental Data Report
99.39	Digital Risk Valuation Report
99.40	Clarifii LLC (“Clarifii”) Executive Summary
99.41	Clarifii Business Purpose Supplement
99.42	Clarifii Supplemental Data Extract
99.43	Clarifii Data Compare
99.44	Clarifii RA Grades Detail
99.45	Clarifii RA Grades Summary
99.46	Clarifii Valuation Report
99.47	Clarifii ATR OR QM Report

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 10, 2026

RCF III DEPOSITOR I, LLC

By:	/s/ Adam Geissler
Name:	Adam Geissler
Title:	Director